Annual Fund Operating Expenses - Class A C S I N T Shares - Janus Henderson International Value Fund	Jan. 29, 2021
Class A
Operating Expenses:
Management Fees	0.80%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	1.11%
Total Annual Fund Operating Expenses	2.16%
Fee Waiver	0.93%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.23%	[1]
Class C
Operating Expenses:
Management Fees	0.80%
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	3.09%
Total Annual Fund Operating Expenses	4.89%
Fee Waiver	2.99%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.90%	[1]
Class S
Operating Expenses:
Management Fees	0.80%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	3.20%
Total Annual Fund Operating Expenses	4.25%
Fee Waiver	2.88%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.37%	[1]
Class I
Operating Expenses:
Management Fees	0.80%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.86%
Total Annual Fund Operating Expenses	1.66%
Fee Waiver	0.66%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	[1]
Class N
Operating Expenses:
Management Fees	0.80%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.45%
Fee Waiver	0.59%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.86%	[1]
Class T
Operating Expenses:
Management Fees	0.80%
Distribution/Service (12b-1) Fees	none
Other Expenses	1.21%
Total Annual Fund Operating Expenses	2.01%
Fee Waiver	0.90%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.11%	[1]

[1]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.86% for at least a one-year period commencing on January 28, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.